RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONSWe transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: SFL, Seatankers Management Norway AS, Seatankers Management Co. Ltd, Golden Ocean Group Limited ("Golden Ocean"), Alta Trading UK Limited (formerly known as Arcadia Petroleum Limited), Archer Limited, Flex LNG Ltd, Avance Gas Holding Ltd ("Avance Gas") and Front Ocean Management
AS. We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

SFL Transactions
As of June 30, 2022, the Company had redelivered the two vessels leased from SFL. Prior to the redelivery of the vessels, contingent rental expense was payable to SFL based on the earnings of these vessels. Contingent rental income recorded in the six months ended June 30, 2022 was primarily due to the fact that the profit share expense accrued in the lease obligation payable when the leases were recorded at fair value at the time of Frontline's merger with Frontline 2012 Ltd. was $0.6 million higher than the actual profit share expense payable to SFL, as no profit share was payable for the period.

A summary of leasing transactions with SFL in the six months ended June 30, 2022 and June 30, 2021 are as follows;

(in thousands of $)	2022	2021
Charter hire charged (principal and interest)	1,980	3,942
Lease interest expense	872	2,002
Contingent rental income	(623)	(1,624)
Remaining lease obligation	—	52,444

Contingent rental income in the six months ended June 30, 2022 relates to the charter party contracts with SFL and was recognized by the Company because the actual profit share payable in the six months ended June 30, 2022 of nil (six months ended June 30, 2021: $0.3 million) was $0.6 million less (six months ended June 30, 2021: $1.6 million less) than the amount accrued in the lease obligation payable when the leases were recorded at fair value at the time of the merger between the Company and Frontline 2012.

In January 2014, the Company commenced a pooling arrangement with SFL, between two of its Suezmax tankers Front Odin and Front Njord and two SFL vessels Glorycrown and Everbright. The Company recognized a gain of $0.2 million in the six months ended June 30, 2022 in relation to this pooling arrangement (six months ended June 30, 2021: gain of $1.0 million).

Transactions with associated companies

A share of income of TFG Marine of $6.5 million was recognized in the six months ended June 30, 2022. The Company also entered into a bunker supply arrangement with TFG Marine, under which it has paid $210.2 million to TFG Marine in the six months ended June 30, 2022 and $27.6 million remained due as of June 30, 2022. The Company has also agreed to provide a $60.0 million guarantee in respect of the performance of its consolidated subsidiaries, and two subsidiaries of an affiliate of Hemen, under a bunker supply arrangement with TFG Marine. As of June 30, 2022 there are no exposures under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by the Trafigura Group and becomes payable Frontline shall pay a pro-rata amount based on its share of the equity in TFG Marine. The maximum liability under this guarantee is $6.0 million and there are no amounts payable under this guarantee as of June 30, 2022.

A share of losses of FMS Holdco of $0.6 million was recognized in the six months ended June 30, 2022.

Transactions with other entities related to Hemen

The Company recognized interest expense of $6.6 million in the six months ended June 30, 2022 (six months ended June 30, 2021: $2.3 million) in relation to senior unsecured revolving credit facility of up to $275.0 million with an entity related to Hemen. $65.3 million remains available and undrawn under this facility as of June 30, 2022.
A summary of net amounts earned from (paid to) related parties in the six months ended June 30, 2022 and June 30, 2021 are as follows:

(in thousands of $)	2022	2021
Seatankers Management Co. Ltd	313	1,641
SFL	1,863	2,668
Golden Ocean	1,593	2,409
Flex LNG Ltd	687	929
Seatankers Management Norway AS	(285)	(344)
Seadrill Limited	—	137
Archer Limited	—	74
Alta Trading UK Limited	—	1,018
Avance Gas	1,110	1,207
TFG Marine	417	386
Front Ocean Management	(954)	—
Other related parties	9	90

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily of rental for office space and support staff costs.

Related party balances
A summary of balances due from related parties as of June 30, 2022 and December 31, 2021 is as follows:

(in thousands of $)	2022	2021
SFL	3,884	3,886
Seatankers Management Co. Ltd	1,117	1,546
Archer Limited	39	30
Alta Trading UK Limited	81	280
Golden Ocean	5,303	3,376
Seadrill Limited	—	625
Flex LNG Ltd	335	425
Avance Gas	739	737
TFG Marine	208	199
Front Ocean Management	478	402
Other related parties	92	170
	12,276	11,676

A summary of balances due to related parties as of June 30, 2022 and December 31, 2021 is as follows:

(in thousands of $)	2022	2021
SFL	11,535	6,878
Seatankers Management Co. Ltd	1,867	2,226
Avance Gas	951	334
Flex LNG Ltd	785	191
Golden Ocean	7,229	6,016
TFG Marine	27,619	20,605
Archer Limited	9	—
Front Ocean Management	76	—
Other	4	—
	50,075	36,250

See Notes 8, 11 and 16 for details regarding other related party transactions and balances.